Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000147183 | 37561161Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147183 | 37561157Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147183 | 37561167Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147183 | 37561126Marriott International, Inc./MD
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147183 | 37561129Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147183 | 37561125Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147183 | 37561143Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147183 | 37561123Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147183 | 37561162NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | 37561151Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147183 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147183 | USD
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147183 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000147183 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147183 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000147183 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000147183 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147183 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147183 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147183 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147183 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000147183 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147183 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147183 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147183 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147183 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147183 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147183 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147183 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147183 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147183 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147183 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147183 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147182 | 37561161Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147182 | 37561157Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147182 | 37561167Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147182 | 37561126Marriott International, Inc./MD
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147182 | 37561129Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147182 | 37561125Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147182 | 37561143Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147182 | 37561123Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147182 | 37561162NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147182 | 37561151Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147182 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147182 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147182 | USD
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147182 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000147182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000147182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000147182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147182 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000147182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147182 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147182 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147182 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147182 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147177 | 37561161Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147177 | 37561157Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147177 | 37561167Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147177 | 37561126Marriott International, Inc./MD
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147177 | 37561129Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147177 | 37561125Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147177 | 37561143Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147177 | 37561123Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147177 | 37561162NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | 37561151Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147177 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147177 | USD
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147177 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000147177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000147177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000147177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000147177 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147177 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147177 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147177 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147177 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147177 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147177 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147177 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147177 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147177 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147177 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147177 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107480 | 37561094NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107480 | 37561093Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107480 | 37561087Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107480 | 37561053Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107480 | 37561038Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107480 | 37561032Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107480 | 37561034Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107480 | 37561079Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107480 | 375610743M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107480 | 37561089Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107480 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000107480 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107480 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000107480 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107480 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107480 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107480 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107480 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107480 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107477 | 37561094NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107477 | 37561093Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107477 | 37561087Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107477 | 37561053Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107477 | 37561038Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107477 | 37561032Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107477 | 37561034Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107477 | 37561079Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107477 | 375610743M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107477 | 37561089Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107477 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000107477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000107477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107477 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107481 | 37561094NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107481 | 37561093Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107481 | 37561087Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107481 | 37561053Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107481 | 37561038Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107481 | 37561032Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107481 | 37561034Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107481 | 37561079Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107481 | 375610743M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107481 | 37561089Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107481 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000107481 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000107481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107481 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107481 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107482 | 37561094NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107482 | 37561093Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107482 | 37561087Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107482 | 37561053Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107482 | 37561038Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107482 | 37561032Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107482 | 37561034Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107482 | 37561079Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107482 | 375610743M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107482 | 37561089Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107482 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000107482 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000107482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107482 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107482 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230111 | 37561215NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230111 | 37561213Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230111 | 37561210Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230111 | 37561212Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230111 | 37561193Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230111 | 37561206Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230111 | 37561189Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230111 | 37561208Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230111 | 37561219SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230111 | 37561204AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000230111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000230111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000230111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000230111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230111 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180082 | 37561215NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180082 | 37561213Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000180082 | 37561210Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180082 | 37561212Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180082 | 37561193Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180082 | 37561206Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180082 | 37561189Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180082 | 37561208Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180082 | 37561219SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180082 | 37561204AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000180082 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000180082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000180082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000180082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000180082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180082 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180082 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236906 | 37561215NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236906 | 37561213Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236906 | 37561210Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236906 | 37561212Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236906 | 37561193Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236906 | 37561206Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236906 | 37561189Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236906 | 37561208Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236906 | 37561219SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236906 | 37561204AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000236906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000236906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000236906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236906 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230112 | 37561215NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230112 | 37561213Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230112 | 37561210Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230112 | 37561212Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230112 | 37561193Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230112 | 37561206Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230112 | 37561189Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230112 | 37561208Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230112 | 37561219SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230112 | 37561204AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230112 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000230112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000230112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000230112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000230112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230112 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%